Subsequent Events (Details)					0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 11, 2012	Dec. 31, 2011	Feb. 04, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split

On February 4, 2013, QKL Stores Inc. (the "Company") filed a Certificate of Amendment to the Company's Certificate of Incorporation, as amended to date (the "Certificate of Amendment"), with the Secretary of State of the State of Delaware to effect a one-for-eight reverse stock split (the "Reverse Split") of the issued and outstanding common stock of the Company, so that every eight (8) outstanding shares of common stock before the Reverse Split represents one (1) share of common stock after the Reverse Split.

Common stock, outstanding	1,522,326	1,443,948	10,527,637	10,448,197	1,440,000